Average Annual Total Returns	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class R 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class R 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class R 10 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 1 year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 5 years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class 10 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 1 year	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 5 years	Prospectus #2 Delaware Strategic Income Fund Bloomberg US Aggregate Index 10 years	Prospectus #2 Delaware Strategic Income Fund Class A 1 year	Prospectus #2 Delaware Strategic Income Fund Class A 5 years	Prospectus #2 Delaware Strategic Income Fund Class A 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Strategic Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Strategic Income Fund Class C 1 year	Prospectus #2 Delaware Strategic Income Fund Class C 5 years	Prospectus #2 Delaware Strategic Income Fund Class C 10 years	Prospectus #2 Delaware Strategic Income Fund Class R 1 year	Prospectus #2 Delaware Strategic Income Fund Class R 5 years	Prospectus #2 Delaware Strategic Income Fund Class R 10 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 1 year	Prospectus #2 Delaware Strategic Income Fund Institutional Class 5 years	Prospectus #2 Delaware Strategic Income Fund Institutional Class 10 years
Total	0.91%	5.36%	5.64%	(4.11%)	4.61%	5.11%	(5.61%)	2.70%	3.51%	(2.36%)	2.71%	3.26%	(1.30%)	4.81%	5.01%	0.68%	5.83%	5.65%	0.57%	5.80%	5.79%	(1.54%)	3.57%	2.90%	(3.44%)	3.63%	2.97%	(4.89%)	2.01%	1.57%	(2.04%)	2.05%	1.64%	(0.70%)	3.79%	2.66%	0.78%	4.31%	3.18%	1.29%	4.83%	3.69%